Related Party Transactions (Details)			12 Months Ended
	Sep. 30, 2014	Jul. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) building	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 22, 2016 USD ($)	Dec. 01, 2015 USD ($)	Nov. 15, 2015 USD ($)	Nov. 12, 2015 USD ($)	Jul. 10, 2014 USD ($)	Jan. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)	Jun. 07, 2013 USD ($)	Jan. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates			$ 3,804,000,000	$ 251,000,000
Accrued finance charges			95,000,000	102,000,000
Receivables from parent and affiliates			9,000,000	11,000,000
Intercompany payable			24,000,000	48,000,000
Independence Demand Note
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates			$ 3,400,000,000
Interest rates (as a percent)			5.82%
Revolving demand note, maximum commitment									$ 3,550,000,000
Securities Borrowed									$ 3,400,000,000
Accrued finance charges			$ 16,000,000
Interest revenue, related party			27,000,000
Affiliated companies
Related Party Transaction [Line Items]
Payable due to SFI			24,000,000	48,000,000
Springleaf Financial Holdings, LLC
Related Party Transaction [Line Items]
Receivables from parent and affiliates			21,000,000	54,000,000
Payable to affiliate			12,000,000	43,000,000
Springleaf Finance Corporation | Springleaf Acquisition Corporation
Related Party Transaction [Line Items]
Related party capital contribution | shares		100
Related party capital contribution, par value (in USD per share) | $ / shares		$ 0.01
Capital contributions received to satisfy interest payments		$ 11,000,000								$ 11,000,000	$ 11,000,000	$ 11,000,000		$ 11,000,000
Services Agreement | Affiliated companies | Spring Castle Holdings LLC
Related Party Transaction [Line Items]
Payable to affiliate			4,000,000	10,000,000
OMF's Senior Note due 2019
Related Party Transaction [Line Items]
Interest rates (as a percent)								6.75%
OMF's Senior Note due 2021
Related Party Transaction [Line Items]
Interest rates (as a percent)								7.25%
SFI | Affiliated companies
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates			389,000,000	251,000,000
Interest receivables on note			1,000,000	1,000,000
Interest revenue on note receivable			15,000,000	5,000,000	$ 15,000,000
Payable due to SFI				17,000,000
Capital contributions received to satisfy interest payments		$ 11,000,000									$ 11,000,000
SFI | Intercompany Demand Note Due 31 December 2022 | Affiliated companies | Springleaf Acquisition Corporation
Related Party Transaction [Line Items]
Interest rates (as a percent)					0.25%
Debt instrument, face amount				1,000,000									$ 2,500,000
Spring leaf General Services Corporation | Services Agreement | Affiliated companies
Related Party Transaction [Line Items]
Percentage of allocated cost of service	100.00%
Spring leaf General Services Corporation | Services Agreement | Affiliated companies | Springleaf Finance Management Corporation
Related Party Transaction [Line Items]
Intercompany payable			19,000,000	19,000,000
Service fee expenses			$ 224,000,000	213,000,000
Spring leaf General Services Corporation | License Agreement | Affiliated companies | Springleaf Finance Management Corporation
Related Party Transaction [Line Items]
Percentage of allocated cost of service			100.00%
Margin on the systems and software (as a percent)			7.00%
Percentage of actual cost incurred			100.00%
License fees			$ 6,000,000	5,000,000
Spring leaf General Services Corporation | Building Lease Agreement | Affiliated companies | Springleaf Finance Management Corporation
Related Party Transaction [Line Items]
Number of buildings leased | building			6
Annual rental fees			$ 4,000,000
Rent charged			4,000,000	4,000,000
Springleaf Finance Management Corporation | Affiliated companies
Related Party Transaction [Line Items]
Payable due to SFI			1,000,000	$ 1,000,000
OneMain Demand Note [Member] | OneMain Financial Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates			$ 0
Revolving demand note, maximum commitment								$ 500,000,000
Number of days notice required to demand note payment			5 days
OMFH revolving demand note, OneMain Acquisition closing [Member] | OneMain Financial Holdings, Inc. [Member] | OneMain Financial Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates			$ 0
Revolving demand note, maximum commitment							$ 500,000,000
Number of days notice required to demand note payment			5 days
Subsequent Event [Member] | OMFH revolving demand note, OneMain Acquisition closing [Member] | OneMain Financial Holdings, Inc. [Member] | OneMain Financial Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates						$ 370,000,000
Interest rates (as a percent)						5.39%